Information Provided in Connection with Investments in Deferred Annuity Contracts andSignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)	12 Months Ended
Dec. 31, 2017
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Information Provided in Connection with Investments in Deferred Annuity Contracts andSignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)

Note 23     Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.)

The following condensed consolidated financial information, presented in accordance with IFRS, and the related disclosure have been included in these Consolidated Financial Statements with respect to JHUSA in compliance with Regulation S-X and Rule 12h-5 of the United States Securities and Exchange Commission (the “Commission”). These financial statements are incorporated by reference in the MFC and its subsidiaries registration statements that are described below and which relate to MFC’s guarantee of certain securities to be issued by its subsidiaries.

JHUSA maintains a book of deferred annuity contracts that feature a market value adjustment and are registered with the Commission. The deferred annuity contracts may contain variable investment options along with fixed investment period options, or may offer only fixed investment period options. The fixed investment period options enable the participant to invest fixed amounts of money for fixed terms at fixed interest rates, subject to a market value adjustment if the participant desires to terminate a fixed investment period before its maturity date. The annuity contract provides for the market value adjustment to keep the parties whole with respect to the fixed interest bargain for the entire fixed investment period. These fixed investment period options that contain a market value adjustment feature are referred to as “MVAs”.

JHUSA may also sell medium-term notes to retail investors under its SignatureNotes program.

Effective December 31, 2009, John Hancock Variable Life Insurance Company (the “Variable Company”) and John Hancock Life Insurance Company (the “Life Company”) merged with and into JHUSA. In connection with the mergers, JHUSA assumed the Variable Company’s rights and obligations with respect to the MVAs issued by the Variable Company and the Life Company’s rights and obligations with respect to the SignatureNotes issued by the Life Company.

MFC fully and unconditionally guaranteed the payment of JHUSA’s obligations under the MVAs and under the SignatureNotes (including the MVAs and SignatureNotes assumed by JHUSA in the merger), and such MVAs and the SignatureNotes were registered with the Commission. The SignatureNotes and MVAs assumed or issued by JHUSA are collectively referred to in this note as the “Guaranteed Securities”. JHUSA is, and each of the Variable Company and the Life Company was, a wholly owned subsidiary of MFC.

MFC’s guarantees of the Guaranteed Securities are unsecured obligations of MFC, and are subordinated in right of payment to the prior payment in full of all other obligations of MFC, except for other guarantees or obligations of MFC which by their terms are designated as ranking equally in right of payment with or subordinate to MFC’s guarantees of the Guaranteed Securities.

The laws of the State of New York govern MFC’s guarantees of the SignatureNotes issued or assumed by JHUSA and the laws of the Commonwealth of Massachusetts govern MFC’s guarantees of the MVAs issued or assumed by JHUSA. MFC has consented to the jurisdiction of the courts of New York and Massachusetts. However, because a substantial portion of MFC’s assets are located outside the United States, the assets of MFC located in the United States may not be sufficient to satisfy a judgment given by a federal or state court in the United States to enforce the subordinate guarantees. In general, the federal laws of Canada and the laws of the Province of Ontario, where MFC’s principal executive offices are located, permit an action to be brought in Ontario to enforce such a judgment provided that such judgment is subsisting and unsatisfied for a fixed sum of money and not void or voidable in the United States and a Canadian court will render a judgment against MFC in a certain dollar amount, expressed in Canadian dollars, subject to customary qualifications regarding fraud, violations of public policy, laws limiting the enforcement of creditor’s rights and applicable statutes of limitations on judgments. There is currently no public policy in effect in the Province of Ontario that would support avoiding the recognition and enforcement in Ontario of a judgment of a New York or Massachusetts court on MFC’s guarantees of the SignatureNotes issued or assumed by JHUSA or a Massachusetts court on guarantees of the MVAs issued or assumed by JHUSA.

MFC is a holding company. MFC’s assets primarily consist of investments in its subsidiaries. MFC’s cash flows primarily consist of dividends and interest payments from its operating subsidiaries, offset by expenses and shareholder dividends and MFC stock repurchases. As a holding company, MFC’s ability to meet its cash requirements, including, but not limited to, paying any amounts due under its guarantees, substantially depends upon dividends from its operating subsidiaries.

These subsidiaries are subject to certain regulatory restrictions under laws in Canada, the United States and certain other countries, which may limit their ability to pay dividends or make contributions or loans to MFC. For example, some of MFC’s subsidiaries are subject to restrictions prescribed by the ICA on their ability to declare and pay dividends. The restrictions related to dividends imposed by the ICA are described in note 14.

In the United States, insurance laws in Michigan, New York, and Massachusetts, the jurisdictions in which certain of MFC’s U.S. insurance company subsidiaries are domiciled, impose general limitations on the payment of dividends and other upstream distributions or loans by these insurance subsidiaries. These limitations are described in note 14.

In Asia, the insurance laws of the jurisdictions in which MFC operates either provide for specific restrictions on the payment of dividends or other distributions or loans by subsidiaries or impose solvency or other financial tests, which could affect the ability of subsidiaries to pay dividends in certain circumstances.

There can be no assurance that any current or future regulatory restrictions in Canada, the United States or Asia will not impair MFC’s ability to meet its cash requirements, including, but not limited to, paying any amounts due under its guarantee.

The following condensed consolidated financial information, presented in accordance with IFRS, reflects the effects of the mergers and is provided in compliance with Regulation S-X and in accordance with Rule 12h-5 of the Commission.

Condensed Consolidated Statement of Financial Position

As at December 31, 2017	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$21	$108,144	$226,421	$(364)	$334,222
Investments in unconsolidated subsidiaries	48,374	6,509	14,999	(69,882)	–
Reinsurance assets	–	49,927	8,281	(27,849)	30,359
Other assets	314	18,678	40,715	(19,062)	40,645
Segregated funds net assets	–	176,139	149,812	(1,644)	324,307
Total assets	$48,709	$359,397	$440,228	$(118,801)	$729,533
Liabilities and equity
Insurance contract liabilities	$–	$147,155	$185,884	$(28,434)	$304,605
Investment contract liabilities	–	1,130	1,998	(2)	3,126
Other liabilities	297	19,399	41,394	(18,930)	42,160
Long-term debt	4,784	–	1	–	4,785
Capital instruments	2,615	584	5,188	–	8,387
Segregated funds net liabilities	–	176,139	149,812	(1,644)	324,307
Shareholders’ equity	41,013	14,990	54,801	(69,791)	41,013
Participating policyholders’ equity	–	–	221	–	221
Non-controlling interests	–	–	929	–	929
Total liabilities and equity	$48,709	$359,397	$440,228	$(118,801)	$729,533
Condensed Consolidated Statement of Financial Position
As at December 31, 2016	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Assets
Invested assets	$161	$109,063	$213,043	$(398)	$321,869
Investments in unconsolidated subsidiaries	47,758	6,457	17,504	(71,719)	–
Reinsurance assets	–	51,537	10,069	(26,654)	34,952
Other assets	315	28,718	43,931	(24,281)	48,683
Segregated funds net assets	–	174,917	142,400	(2,140)	315,177
Total assets	$48,234	$370,692	$426,947	$(125,192)	$720,681
Liabilities and equity
Insurance contract liabilities	$–	$147,504	$177,524	$(27,523)	$297,505
Investment contract liabilities	–	1,251	2,027	(3)	3,275
Other liabilities	252	28,892	43,994	(24,113)	49,025
Long-term debt	5,689	–	7	–	5,696
Capital instruments	461	627	6,092	–	7,180
Segregated funds net liabilities	–	174,917	142,400	(2,140)	315,177
Shareholders’ equity	41,832	17,501	53,912	(71,413)	41,832
Participating policyholders’ equity	–	–	248	–	248
Non-controlling interests	–	–	743	–	743
Total liabilities and equity	$48,234	$370,692	$426,947	$(125,192)	$720,681

Condensed Consolidated Statement of Income

For the year ended December 31, 2017	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Net premium income	–	11,084	17,130	(4)	28,210
Net investment income (loss)	178	7,986	11,947	(744)	19,367
Net other revenue	4	2,874	10,912	(3,044)	10,746
Total revenue	182	21,944	39,989	(3,792)	58,323
Contract benefits and expenses
Net benefits and claims	–	20,803	19,179	(681)	39,301
Commissions, investment and general expenses	11	3,208	13,900	(2,097)	15,022
Other expenses	404	194	1,915	(1,014)	1,499
Total contract benefits and expenses	415	24,205	34,994	(3,792)	55,822
Income (loss) before income taxes	(233)	(2,261)	4,995	–	2,501
Income tax (expense) recovery	62	1,134	(1,435)	–	(239)
Income (loss) after income taxes	(171)	(1,127)	3,560	–	2,262
Equity in net income (loss) of unconsolidated subsidiaries	2,275	628	(486)	(2,417)	–
Net income (loss)	$2,104	$(499)	$3,074	$(2,417)	$2,262
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$194	$–	$194
Participating policyholders	–	(10)	(36)	10	(36)
Shareholders	2,104	(489)	2,916	(2,427)	2,104
	$2,104	$(499)	$3,074	$(2,417)	$2,262

Condensed Consolidated Statement of Income

For the year ended December 31, 2016	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Revenue
Net premium income	–	5,021	22,611	–	27,632
Net investment income (loss)	475	6,191	9,092	(1,234)	14,524
Net other revenue	43	2,569	11,108	(2,539)	11,181
Total revenue	518	13,781	42,811	(3,773)	53,337
Contract benefits and expenses
Net benefits and claims	–	10,340	24,748	(954)	34,134
Commissions, investment and general expenses	11	3,272	13,016	(1,840)	14,459
Other expenses	259	59	2,076	(979)	1,415
Total contract benefits and expenses	270	13,671	39,840	(3,773)	50,008
Income (loss) before income taxes	248	110	2,971	–	3,329
Income tax (expense) recovery	28	251	(475)	–	(196)
Income (loss) after income taxes	276	361	2,496	–	3,133
Equity in net income (loss) of unconsolidated subsidiaries	2,653	211	572	(3,436)	–
Net income (loss)	$2,929	$572	$3,068	$(3,436)	$3,133
Net income (loss) attributed to:
Non-controlling interests	$–	$–	$143	$–	$143
Participating policyholders	–	(48)	61	48	61
Shareholders	2,929	620	2,864	(3,484)	2,929
	$2,929	$572	$3,068	$(3,436)	$3,133

Consolidated Statement of Cash Flows

For the year ended December 31, 2017	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$2,104	$(499)	$3,074	$(2,417)	$2,262
Adjustments:
Equity in net income of unconsolidated subsidiaries	(2,275)	(628)	486	2,417	–
Increase (decrease) in insurance contract liabilities	–	16,877	3,146	–	20,023
Increase (decrease) in investment contract liabilities	–	55	118	–	173
(Increase) decrease in reinsurance assets	–	(1,890)	4,159	–	2,269
Amortization of (premium) discount on invested assets	–	24	206	–	230
Other amortization	4	123	433	–	560
Net realized and unrealized (gains) losses and impairment on assets	(7)	(2,609)	(4,572)	–	(7,188)
Deferred income tax expense (recovery)	(59)	(2,239)	1,967	–	(331)
Stock option expense	–	(4)	19	–	15
Cash provided by (used in) operating activities before undernoted items	(233)	9,210	9,036	–	18,013
Dividends from unconsolidated subsidiary	2,700	125	1,175	(4,000)	–
Changes in policy related and operating receivables and payables	(45)	(4,627)	4,450	–	(222)
Cash provided by (used in) operating activities	2,422	4,708	14,661	(4,000)	17,791
Investing activities
Purchases and mortgage advances	–	(30,645)	(56,579)	–	(87,224)
Disposals and repayments	–	26,952	43,768	–	70,720
Changes in investment broker net receivables and payables	–	182	45	–	227
Investment in common shares of subsidiaries	(2,473)	–	–	2,473	–
Net cash decrease from sale and purchase of subsidiaries and businesses	–	–	(10)	–	(10)
Capital contribution to unconsolidated subsidiaries	–	(63)	–	63	–
Return of capital from unconsolidated subsidiaries	–	11	–	(11)	–
Notes receivable from affiliates	–	–	201	(201)	–
Notes receivable from parent	–	368	24	(392)	–
Notes receivable from subsidiaries	(16)	(10)	–	26	–
Cash provided by (used in) investing activities	(2,489)	(3,205)	(12,551)	1,958	(16,287)
Financing activities
Increase (decrease) in repurchase agreements and securities sold but not yet purchased	–	–	(29)	–	(29)
Redemption of long-term debt	(600)	–	(7)	–	(607)
Issue of capital instruments, net	2,209	–	–	–	2,209
Redemption of capital instruments	–	–	(899)	–	(899)
Secured borrowings from securitization transactions	–	–	741	–	741
Changes in deposits from Bank clients, net	–	–	261	–	261
Shareholders’ dividends paid in cash	(1,780)	–	–	–	(1,780)
Dividends paid to parent	–	(1,175)	(2,825)	4,000	–
Contributions from (distributions to) non-controlling interests, net	–	–	(6)	–	(6)
Common shares issued, net	124	–	2,473	(2,473)	124
Capital contributions by parent	–	–	63	(63)	–
Return of capital to parent	–	–	(11)	11	–
Notes payable to affiliates	–	(201)	–	201	–
Notes payable to parent	–	–	26	(26)	–
Notes payable to subsidiaries	(24)	–	(368)	392	–
Cash provided by (used in) financing activities	(71)	(1,376)	(581)	2,042	14
Cash and short-term securities
Increase (decrease) during the year	(138)	127	1,529	–	1,518
Effect of foreign exchange rate changes on cash and short-term securities	(2)	(276)	(380)	–	(658)
Balance, beginning of year	161	3,787	10,290	–	14,238
Balance, end of year	21	3,638	11,439	–	15,098
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	161	4,317	10,673	–	15,151
Net payments in transit, included in other liabilities	–	(530)	(383)	–	(913)
Net cash and short-term securities, beginning of year	161	3,787	10,290	–	14,238
End of year
Gross cash and short-term securities	21	4,133	11,811	–	15,965
Net payments in transit, included in other liabilities	–	(495)	(372)	–	(867)
Net cash and short-term securities, end of year	$21	$3,638	$11,439	$–	$15,098
Supplemental disclosures on cash flow information:
Interest received	$273	$4,391	$6,504	$(572)	$10,596
Interest paid	392	96	1,202	(572)	1,118
Income taxes paid	99	1,084	177	–	1,360

Consolidated Statement of Cash Flows

For the year ended December 31, 2016	MFC (Guarantor)	JHUSA (Issuer)	Other subsidiaries	Consolidation adjustments	Consolidated MFC
Operating activities
Net income (loss)	$2,929	$572	$3,068	$(3,436)	$3,133
Adjustments:
Equity in net income of unconsolidated subsidiaries	(2,653)	(211)	(572)	3,436	–
Increase (decrease) in insurance contract liabilities	–	5,225	12,789	–	18,014
Increase (decrease) in investment contract liabilities	–	58	(58)	–	–
(Increase) decrease in reinsurance assets	–	(1,444)	602	–	(842)
Amortization of (premium) discount on invested assets	–	(5)	83	–	78
Other amortization	2	284	407	–	693
Net realized and unrealized (gains) losses and impairment on assets	(9)	(917)	(1,878)	–	(2,804)
Deferred income tax expense (recovery)	3	391	(629)	–	(235)
Stock option expense	–	(1)	20	–	19
Cash provided by (used in) operating activities before undernoted items	272	3,952	13,832	–	18,056
Dividends from unconsolidated subsidiary	1,950	111	–	(2,061)	–
Changes in policy related and operating receivables and payables	171	(1,291)	81	–	(1,039)
Cash provided by (used in) operating activities	2,393	2,772	13,913	(2,061)	17,017
Investing activities
Purchases and mortgage advances	(32)	(34,656)	(69,371)	–	(104,059)
Disposals and repayments	–	32,343	49,658	–	82,001
Changes in investment broker net receivables and payables	–	(35)	(151)	–	(186)
Investment in common shares of subsidiaries	(5,706)	–	–	5,706	–
Net cash decrease from sale and purchase of subsidiaries and businesses	–	–	(495)	–	(495)
Capital contribution to unconsolidated subsidiaries	–	(350)	–	350	–
Return of capital from unconsolidated subsidiaries	–	1	–	(1)	–
Notes receivable from affiliates	–	–	544	(544)	–
Notes receivable from parent	–	–	344	(344)	–
Notes receivable from subsidiaries	(6)	(40)	–	46	–
Cash provided by (used in) investing activities	(5,744)	(2,737)	(19,471)	5,213	(22,739)
Financing activities
(Decrease) increase in repurchase agreements and securities sold but not yet purchased	–	–	(23)	–	(23)
Issue of long-term debt, net	3,899	–	–	–	3,899
Redemption of long-term debt	–	–	(158)	–	(158)
Issue of capital instruments, net	479	–	–	–	479
Redemption of capital instruments	–	–	(949)	–	(949)
Secured borrowings from securitization transactions	–	–	847	–	847
Changes in deposits from Bank clients, net	–	–	(157)	–	(157)
Shareholders’ dividends paid in cash	(1,593)	–	–	–	(1,593)
Contributions from (distributions to) non-controlling interests, net	–	–	10	–	10
Common shares issued, net	66	–	5,706	(5,706)	66
Preferred shares issued, net	884	–	–	–	884
Dividends paid to parent	–	–	(2,061)	2,061	–
Capital contributions by parent	–	–	350	(350)	–
Return of capital to parent	–	–	(1)	1	–
Notes payable to affiliates	–	(544)	–	544	–
Notes payable to parent	–	–	46	(46)	–
Notes payable to subsidiaries	(344)	–	–	344	–
Cash provided by (used in) financing activities	3,391	(544)	3,610	(3,152)	3,305
Cash and short-term securities
Increase (decrease) during the year	40	(509)	(1,948)	–	(2,417)
Effect of foreign exchange rate changes on cash and short-term securities	(1)	(149)	(197)	–	(347)
Balance, beginning of year	122	4,445	12,435	–	17,002
Balance, end of year	161	3,787	10,290	–	14,238
Cash and short-term securities
Beginning of year
Gross cash and short-term securities	122	4,938	12,825	–	17,885
Net payments in transit, included in other liabilities	–	(493)	(390)	–	(883)
Net cash and short-term securities, beginning of year	122	4,445	12,435	–	17,002
End of year
Gross cash and short-term securities	161	4,317	10,673	–	15,151
Net payments in transit, included in other liabilities	–	(530)	(383)	–	(913)
Net cash and short-term securities, end of year	$161	$3,787	$10,290	$–	$14,238
Supplemental disclosures on cash flow information:
Interest received	$–	$4,523	$6,795	$(768)	$10,550
Interest paid	210	144	1,397	(768)	983
Income taxes paid	35	68	738	–	841